Other Information (Tables)	12 Months Ended
Dec. 31, 2018
Additional information [abstract]
Schedule of Auditors' Fees
The detail of these amounts is as follows:

Millions of euros	2018	2017
Audit services	18.41	18.33
Audit-related services	0.70	0.49
Tax services	—	0.20
All other services (consulting, advisory, etc.)	—	0.76
Total	19.11	19.78
The expenses accrued in respect of the fees for services rendered by other auditors in 2018 and 2017 amounted to 58.35 million euros and 40.50 million euros, respectively, as follows:

Millions of euros	2018	2017
Audit services	1.52	2.80
Audit-related services	1.01	0.48
Tax services	7.83	5.75
All other services (consulting, advisory, etc.)	47.99	31.47
Total	58.35	40.50

Schedule of Key Management Personnel Compensation

Amounts in euros
Position	Board of Directors	Executive Commission	Advisory or Control Committees (*)
Chairman	240,000	80,000	22,400
Vice chairman	200,000	80,000	—
Executive Member	—	—	—
Proprietary Member	120,000	80,000	11,200
Independent Member	120,000	80,000	11,200
Other external	120,000	80,000	11,200
(*) In addition, the amount of the attendance fee for each of the meetings of the Advisory or Control Committees is 1,000 euros.

Directors	Salary[1]	Fixed compen-sation[2]	Attendance fees[3]	Short-term variable compensation[4]	Compensation for belonging to Committees of the Board[5]	Other items[6]	Total
Mr. José María Álvarez-Pallete López	1,923,100	—	—	3,478,888	—	5,794	5,407,782
Mr. Isidro Fainé Casas	—	200,000	—	—	80,000	—	280,000
Mr. José María Abril Pérez	—	200,000	9,000	—	91,200	—	300,200
Mr. Ángel Vilá Boix	1,600,000	—	—	2,412,000	—	16,960	4,028,960
Mr. Juan Ignacio Cirac Sasturain	—	120,000	10,000	—	11,200	—	141,200
Mr. José Javier Echenique Landiríbar	—	120,000	23,000	—	113,600	—	256,600
Mr. Peter Erskine	—	120,000	12,000	—	113,600	—	245,600
Ms. Sabina Fluxà Thienemann	—	120,000	9,000	—	11,200	—	140,200
Mr. Luiz Fernando Furlán	—	120,000	11,000	—	11,200	—	142,200
Ms. Carmen García de Andrés	—	120,000	16,000	—	22,400	—	158,400
Ms. María Luisa García Blanco[7]	—	80,000	9,000	—	13,067	—	102,067
Mr. Jordi Gual Solé[7]	—	110,000	16,000	—	20,533	—	146,533
Mr. Peter Löscher	—	120,000	13,000	—	24,267	—	157,267
Mr. Ignacio Moreno Martínez	—	120,000	25,000	—	44,800	—	189,800
Mr. Francisco Javier de Paz Mancho	—	120,000	35,000	—	124,800	—	279,800
Mr. Francisco José Riberas Mera	—	120,000	—	—	—	—	120,000
Mr. Wang Xiaochu	—	120,000	—	—	—	—	120,000

1 Salary: Regarding Mr José María Álvarez-Pallete López and Mr Ángel Vilá Boix, the amount includes the non-variable remuneration earned from their executive functions.
2 Fixed remuneration: Amount of the compensation in cash, with a pre-established payment periodicity, subject to consolidation over time or not, earned by the member for his/her position on the Board, regardless of the effective attendance of the member to board meetings.
3 Allowances: Total amount of allowances for attending Advisory or Steering Committee meetings.
4 Variable short-term remuneration (bonuses): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) within a period of time equal to or less than a year, corresponding to the year 2018 and paid in the year 2019. In reference to the bonus corresponding to 2017, which was paid in 2018, Executive Board Member Mr José María Álvarez-Pallete López perceived 3,426,964 euros and Executive Board Member Mr Ángel Vilá Boix perceived 990,000 euros (Mr Vilá's bonus only included the amount accrued since his appointment as Director of the company, on July 26, 2017).
5 Remuneration for belonging to the Board Committees: Amount of items other than allowances, which the directors are beneficiaries through their position on the Executive Committee and the Advisory or Steering Committees, regardless of the effective attendance of the board member such Committee meetings.
6. Other concepts: This includes, among others, the amounts received as remuneration in kind (general medical and dental coverage and vehicle insurance), paid by Telefónica, S.A.
7 Mr Jordi Gual Solé was appointed Director of the company on January 31, 2018, and Ms María Luisa García Blanco was named Director on April 25, 2018, reflecting, therefore, the remuneration accrued and perceived, respectively, from the aforementioned dates.

Likewise, Ms Eva Castillo Sanz stood down as Board Member on April 25, 2018, reflecting below the payment received and accrued by her, in 2018 until the dates mentioned.

Directors	Salary[1]	Fixed compen-sation[2]	Attendance fees[3]	Short-term variable compensation[4]	Compensation for belonging to Committees of the Board[5]	Other items[6]	Total
Ms. Eva Castillo Sanz	—	40,000	7,000	—	11,200	—	58,200
1 to 6: Definitions of these concepts are those included in the previous table.
The following table breaks down the amounts accrued and/or received from other companies of the Telefónica Group other than Telefónica, S.A. individually, by the Board Members of the Company, by the performance of executive functions or by their membership to the Board of Directors of such companies:

OTHER COMPANIES OF THE TELEFÓNICA GROUP
(Amounts in euros)

Directors	Salary[1]	Fixed compen-sation[2]	Attendance fees[3]	Short-term variable compensation[4]	Compensation for belonging to Committees of the Board[5]	Other items[6]	Total
Mr. José María Álvarez-Pallete López	—	—	—	—	—	—	—
Mr. Isidro Fainé Casas	—	—	—	—	—	—	—
Mr. José María Abril Pérez	—	—	—	—	—	—	—
Mr. Ángel Vilá Boix	—	—	—	—	—	—	—
Mr. Juan Ignacio Cirac Sasturain	—	—	—	—	—	—	—
Mr. José Javier Echenique Landiríbar	—	104,652	—	—	—	—	104,652
Mr. Peter Erskine	—	20,000	—	—	—	—	20,000
Ms. Sabina Fluxà Thienemann	—	—	—	—	—	—	—
Mr. Luiz Fernando Furlán	—	85,366	—	—	—	—	85,366
Ms Carmen García de Andrés	—	—	—	—	—	—	—
Ms. María Luisa García Blanco	—	—	—	—	—	—	0
Mr. Jordi Gual Solé	—	—	—	—	—	—	0
Mr. Peter Löscher	—	—	—	—	—	—	—
Mr. Ignacio Moreno Martínez	—	—	—	—	—	—	—
Mr. Francisco Javier de Paz Mancho	—	260,440	—	—	—	—	260,440
Mr. Francisco José Riberas Mera	—	—	—	—	—	—	—
Mr. Wang Xiaochu	—	—	—	—	—	—	—

1 Salary: Amount of non-variable remuneration earned by the Director from other companies of the Telefónica Group for his/her executive functions.
2 Fixed remuneration: Amount of the compensation in cash, with a pre-established payment periodicity, subject to consolidation over time or not, earned by the member for his/her position on the boards of other companies of the Telefónica Group.
Herewith it is stated that Mr Ángel Vilá Boix received during the year 2018, for his position on the Supervisory Board of Telefónica Deutschland Holding, A.G. during 2017 (resigned from his office on October 4, 2017), an amount of 2,000 euros. Similarly, Mr Peter Erskine received during the 2018 fiscal year, for his position on the Supervisory Board of Telefónica Deutschland Holding, A.G. during 2017, an amount of 20,000 euros.
3 Allowances: Total amount of the allowances for attending the board meetings of other companies of the Telefónica Group.
4. Variable short-term remuneration (bonuses): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) within a period of time equal to or less than a year, corresponding to the year 2018 and paid in the year 2019 by other companies of the Telefónica Group. Remuneration for belonging to the Board Committees of other companies of the Telefónica Group: Amount of items other than allowances, which the directors are beneficiaries through their position on the Advisory or Steering Committees of other companies of the Telefónica Group, regardless of the effective attendance of the board member such Committee meetings.
6. Other concepts: This includes, among others, the amounts received as remuneration in kind (general medical and dental coverage and vehicle insurance), paid by other companies of the Telefónica Group.

Likewise, Ms Eva Castillo Sanz stood down as Board Member on April 25, 2018, reflecting below the payment accrued by her, in 2018 until the dates mentioned.

Directors	Salary[1]	Fixed compen-sation[2]	Attendance fees[3]	Short-term variable compensation[4]	Compensation for belonging to Committees of the Board[5]	Other items[6]	Total
Ms Eva Castillo Sanz	—	26,849	—	—	—	—	26,849

1 to 6: Definitions of these concepts are those included in the previous table.